UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Core Fixed Income Fund
	Principal Amount ($)	Value ($)
Consumer Discretionary 2.3%
Comcast Cable Holdings LLC, 9.8%, 2/1/2012	1,500,000	1,622,457
Comcast Corp., 6.4%, 3/1/2040	1,000,000	1,039,849
DIRECTV Holdings LLC:
3.125%, 2/15/2016	800,000	791,902
6.35%, 3/15/2040	1,892,000	1,941,518
Home Depot, Inc., 5.4%, 9/15/2040	875,000	829,235
Lowe's Companies, Inc., 3.75%, 4/15/2021	1,500,000	1,444,443
News America, Inc., 6.15%, 3/1/2037	1,000,000	1,022,253
Time Warner Cable, Inc., 7.5%, 4/1/2014	1,500,000	1,729,737

		10,421,394
Consumer Staples 3.4%
Altria Group, Inc.:
9.7%, 11/10/2018	1,600,000	2,075,061
10.2%, 2/6/2039	300,000	407,295
Anheuser-Busch InBev NV:
144A, 7.2%, 1/15/2014	1,000,000	1,152,862
144A, 7.75%, 1/15/2019	3,100,000	3,826,981
CVS Caremark Corp., 6.125%, 8/15/2016	3,000,000	3,426,252
Kraft Foods, Inc., 5.375%, 2/10/2020	4,000,000	4,266,256

		15,154,707
Energy 4.4%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	1,500,000	1,609,024
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	2,330,000	3,010,113
Encana Corp., 6.3%, 11/1/2011	2,000,000	2,083,126
Enterprise Products Operating LLC:
4.6%, 8/1/2012	700,000	733,438
Series M, 5.65%, 4/1/2013	830,000	902,962
Series B, 7.5%, 2/1/2011	1,525,000	1,525,000
Kinder Morgan Energy Partners LP:
5.0%, 12/15/2013	1,300,000	1,422,814
6.5%, 9/1/2039	2,050,000	2,101,133
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,749,546
Plains All American Pipeline LP, 8.75%, 5/1/2019	3,750,000	4,707,510

		19,844,666
Financials 14.4%
Bank of America Corp.:
5.625%, 7/1/2020	1,590,000	1,635,158
5.75%, 12/1/2017	1,310,000	1,371,655
Citigroup, Inc.:
5.375%, 8/9/2020	2,000,000	2,048,278
5.5%, 4/11/2013	4,750,000	5,087,635
Devon Energy Corp., 6.875%, 9/30/2011	3,000,000	3,121,680
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,173,591
Ford Motor Credit Co., LLC, 8.0%, 6/1/2014	5,000,000	5,598,920
General Electric Capital Corp., 2.1%, 1/7/2014	3,000,000	2,999,976
HSBC Finance Corp., 6.375%, 10/15/2011	1,000,000	1,038,816
JPMorgan Chase & Co.:
2.05%, 1/24/2014	3,000,000	3,002,673
5.125%, 9/15/2014	5,000,000	5,375,145
KeyBank NA, 5.7%, 11/1/2017	1,075,000	1,104,629
Lloyds TSB Bank PLC, 6.375%, 1/21/2021	3,500,000	3,537,156
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014	445,000	476,341
Metropolitan Life Global Funding I:
144A, 2.5%, 1/11/2013	4,000,000	4,085,816
144A, 5.125%, 4/10/2013	1,670,000	1,796,025
Morgan Stanley, Series F, 6.0%, 4/28/2015	2,110,000	2,285,124
National City Bank, 6.2%, 12/15/2011	3,000,000	3,142,104
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,961,643
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,210,489
6.2%, 1/15/2015	820,000	905,555
The Goldman Sachs Group, Inc., 6.75%, 10/1/2037	1,200,000	1,204,291
Travelers Companies, Inc., 5.35%, 11/1/2040	1,800,000	1,735,020
Verizon Wireless Capital LLC, 5.55%, 2/1/2014	2,870,000	3,181,045
Wachovia Bank NA, 0.666% *, 11/3/2014	3,000,000	2,910,468
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	1,100,000	1,139,372

		65,128,605
Health Care 0.4%
Express Scripts, Inc., 6.25%, 6/15/2014	1,480,000	1,660,592
Industrials 0.2%
CSX Corp., 6.15%, 5/1/2037	1,000,000	1,057,956
Materials 2.2%
Anglo American PLC, 144A, 2.15%, 9/27/2013	3,430,000	3,468,907
Corporacion Nacional del Cobre de Chile, 144A, 3.75%, 11/4/2020	2,850,000	2,689,072
Dow Chemical Co., 4.25%, 11/15/2020	1,365,000	1,306,833
International Paper Co., 7.3%, 11/15/2039	2,000,000	2,255,220

		9,720,032
Telecommunication Services 1.3%
American Tower Corp., 7.25%, 5/15/2019	1,250,000	1,409,786
AT&T, Inc., 6.7%, 11/15/2013	1,500,000	1,706,513
Frontier Communications Corp., 7.875%, 4/15/2015	2,500,000	2,775,000

		5,891,299

Total Corporate Bonds (Cost $125,526,639)		128,879,251
Mortgage-Backed Securities Pass-Throughs 32.2%
Federal Home Loan Mortgage Corp.:
3.5%, 3/1/2025 (a)	1,400,000	1,406,672
4.0%, with various maturities from 3/1/2023 until 10/1/2039 (a)	7,400,000	7,445,281
4.5%, with various maturities from 12/1/2040 until 1/1/2041	13,578,392	13,902,942
5.0%, with various maturities from 8/1/2036 until 1/1/2041 (a)	17,092,926	17,896,965
5.5%, 10/1/2023	1,876,455	2,016,969
6.0%, with various maturities from 9/1/2035 until 3/1/2038 (a)	7,049,019	7,649,494
6.5%, 5/1/2034 (a)	700,000	777,820
Federal National Mortgage Association:
3.218% *, 8/1/2037	2,294,888	2,398,475
4.0%, 10/1/2039 (a)	7,000,000	6,937,657
4.5%, with various maturities from 11/1/2020 until 12/1/2038 (a)	12,100,000	12,434,813
5.0%, with various maturities from 4/1/2019 until 8/1/2040 (a)	12,414,357	13,038,716
5.5%, with various maturities from 9/1/2019 until 3/1/2035 (a) (b)	27,979,859	30,002,694
6.0%, with various maturities from 10/1/2022 until 8/1/2035 (a)	8,114,496	8,839,671
6.5%, with various maturities from 5/1/2023 until 4/1/2037 (a)	12,327,845	13,740,476
Government National Mortgage Association:
4.0%, 8/1/2040 (a)	1,800,000	1,804,781
4.5%, 11/1/2039 (a)	1,700,000	1,758,703
5.0%, 3/1/2039 (a)	3,000,000	3,185,625

Total Mortgage-Backed Securities Pass-Throughs (Cost $143,354,694)		145,237,754
Asset-Backed 0.7%
Credit Card Receivables 0.7%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.361% *, 5/16/2016	3,000,000	3,046,624
Manufactured Housing Receivables 0.0%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	129,253	129,962

Total Asset-Backed (Cost $3,168,768)		3,176,586
Commercial Mortgage-Backed Securities 5.6%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-4, 5.742% *, 2/10/2051	6,989,022	7,494,793
"AJ", Series 2006-2, 5.775% *, 5/10/2045	2,300,000	2,250,739
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050	6,923,000	7,382,144
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038	2,500,000	2,665,488
"A4", Series 2007-C6, 5.858% *, 7/15/2040	5,200,000	5,500,666

Total Commercial Mortgage-Backed Securities (Cost $21,519,245)		25,293,830
Collateralized Mortgage Obligations 2.1%
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	3,118	3,207
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.81% *, 2/25/2048	4,820,309	4,818,468
Federal National Mortgage Association, "J", Series 1998-36, 6.0%, 7/18/2028	1,755,739	1,837,768
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.713% *, 10/7/2020	2,583,426	2,583,426

Total Collateralized Mortgage Obligations (Cost $9,018,197)		9,242,869
Government & Agency Obligations 19.6%
US Government Sponsored Agency 0.3%
Federal National Mortgage Association, 7.25%, 5/15/2030	1,000,000	1,308,016
US Treasury Obligations 19.3%
US Treasury Bonds:
3.5%, 2/15/2039	700,000	581,547
3.875%, 8/15/2040	5,225,000	4,635,557
4.5%, 8/15/2039	7,800,000	7,729,316
5.375%, 2/15/2031	3,500,000	3,988,908
US Treasury Inflation Indexed Note, 1.125%, 1/15/2021	4,601,334	4,626,499
US Treasury Notes:
1.25%, 8/31/2015 (b)	34,000,000	33,227,044
1.75%, 1/31/2014 (b)	30,000,000	30,691,410
2.625%, 11/15/2020 (b)	2,000,000	1,875,000

		87,355,281

Total Government & Agency Obligations (Cost $88,394,227)		88,663,297
Municipal Bonds and Notes 6.7%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	5,000,000	4,881,750
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Series L, 6.02%, 9/1/2021, INS: NATL	6,480,000	6,187,039
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	786,570
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025, INS: NATL	2,245,000	2,026,719
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024, INS: AMBAC	4,340,000	4,015,976
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032, INS: NATL	925,000	700,317
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	1,248,598
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,348,605
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	3,126,970
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024, INS: AMBAC	6,315,000	5,847,311

Total Municipal Bonds and Notes (Cost $31,117,090)		30,169,855

	Shares	Value ($)
Securities Lending Collateral 15.7%
Daily Assets Fund Institutional, 0.25% (c) (d) (Cost $70,715,897)	70,715,897	70,715,897
Cash Equivalents 25.7%
Central Cash Management Fund, 0.18% (c) (Cost $116,104,052)	116,104,052	116,104,052

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $608,918,809) †	136.9	617,483,391
Other Assets and Liabilities, Net (b)	(36.9)	(166,398,652)

Net Assets	100.0	451,084,739

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $609,039,123. At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $8,444,268.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,507,833 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,063,565.

(a) When-issued or delayed delivery security included.
(b)
All or a portion of these securities were on loan amounting to $64,004,755. In addition, included in other assets and liabilities, net is a pending sale, amounting to $4,687,500, that is also on loan. The value of all securities loaned at January 31, 2011 amounted to $68,692,255 which is 15.2% of net assets.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
FDIC: Federal Deposit Insurance Corp.
INS: Insured
NATL: National Public Finance Guarantee Corp.
NCUA: National Credit Union Administration
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

30-Year US Treasury Bond	USD	3/22/2011	44	5,307,500	28,969
5-Year US Treasury Note	USD	3/31/2011	77	9,117,883	33,532

Total unrealized appreciation					62,501

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Corporate Bonds	$—	$128,879,251	$—	$128,879,251
Mortgage-Backed Securities Pass-Throughs	—	145,237,754	—	145,237,754
Asset-Backed	—	3,176,586	—	3,176,586
Commercial Mortgage-Backed Securities	—	25,293,830	—	25,293,830
Collateralized Mortgage Obligations	—	9,242,869	—	9,242,869
Government & Agency Obligations	—	88,663,297	—	88,663,297
Municipal Bonds and Notes	—	30,169,855	—	30,169,855
Short-Term Investments(e)	186,819,949	—	—	186,819,949
Derivatives(f)	62,501	—	—	62,501
Total	$186,882,450	$430,663,442	$—	$617,545,892

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the year ended January 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Collateralized Mortgage Obligation
Balance as of October 31, 2010	$2,700,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	(2,700,000	) (g)
Balance as of January 31, 2011	$—
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.
(g)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$62,501

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011